Income taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income taxes
Schedule of tax expense

	For the year ended	For the year ended	For the year ended
	December 31, 2014	December 31, 2015	December 31, 2016
Current tax	(189,622)	(253,980)	(207,645)
Deferred tax	116,232	96,648	84,344

	(73,390)	(157,332)	(123,301)

Schedule of components of deferred tax assets

	As of December 31,	As of December 31,
	2015	2016
	RMB	RMB
Deferred tax assets:
Temporary differences:
Amortization of intangible assets	610	510
Accrued warranty costs	80,900	94,856
Accrued expenses	49,819	52,550
Net loss carried forward	232,599	251,862
Depreciation of property, plant and equipment	123,937	127,221
Inventory write-down	10,470	34,461
Allowance for doubtful accounts	67,071	30,650
Allowance for advance to suppliers	17,684	3,108
Impairment loss on property, plant and equipment and project assets	84,663	58,969
Accrued interest	45,507	—
Government grant for the acquisition of land use rights and property, plant and equipment	40,354	28,216
Timing difference for revenue recognition of retainage contract	48,683	50,376
Unrealized profit	45,462	75,352
Others	6,097	9,744

Deferred tax assets	853,856	817,875

Deferred tax liabilities:
Temporary differences:
Capitalized interest	(34,868)	(24,399)

Deferred tax liabilities	(34,868)	(24,399)

Less: valuation allowance	(483,649)	(373,793)

Deferred tax assets-net	335,339	419,683

Deferred tax assets are analyzed as:

	As of December 31,	As of December 31,
	2015	2016
	RMB	RMB
Current	139,143	138,080
Non-Current	231,064	306,002

	370,207	444,082

Deferred tax liability are analyzed as:
Current	—	—
Non-Current	(34,868)	(24,399)

	(34,868)	(24,399)

	335,339	419,683

Schedule of movement of the valuation allowance for deferred tax assets

	As of December 31,	As of December 31,	As of December 31,
	2014	2015	2016
	RMB	RMB	RMB
Balance at beginning of the year	683,341	456,925	483,649
Allowance made during the year	40,619	119,448	128,605
Reversals and utilization	(267,035)	(92,724)	(214,860)
Written off	—	—	(23,601)

Balance at end of the year	456,925	483,649	373,793

Schedule of reconciliation between provision for income tax

	For the year ended	For the year ended	For the year ended
	December 31, 2014	December 31, 2015	December 31, 2016
PRC enterprise income tax	25%	25%	25%
Effect of permanent differences:
Share based compensation and other permanent difference	4.50%	2.78%	2.59%
Effect of tax holiday (1)	(8.35)%	(7.54)%	(8.38)%
Difference of tax rates of subsidiaries outside of China (2)	(0.08)%	(0.25)%	(5.43)%
Effect of tax rate change (3)	24.30%	(3.06)%	9.54%
Withholding tax for dividend distribution	—%	—%	0.23%
Intra-group investment disposal income subject to tax	12.28%	—%	1.31%
Valuation allowance	(43.54)%	3.46%	(10.23)%

	14.11%	20.39%	14.63%

(1)	Effect of tax holiday is mainly due to certain subsidiaries are entitled ANTE with a preferential income tax of 15%.

(2)

Change of effect of difference of tax rates of subsidiaries outside of China is mainly due to impact from change in fair value generated from warrants and exchange gain or loss in JA Cayman, which is not subject to income tax.

(3)

Change of tax rate decreased from 24.30% in 2014 to (3.06%) in 2015 is due to the different enacted tax rate used in the calculation of deferred tax assets in 2015 for one subsidiary (JA Wafer R&D) to reflect the increase of tax rate due to ANTE recognition expires in 2015, which resulted in the addition of previously disclosed deferred tax asset benefit (gross amount). Deferred tax assets for this subsidiary have been fully provided for valuation allowance in both 2015 and 2014. Change of tax rate increased from (3.06%) in 2015 to 9.54% in 2016 is due to the different enacted tax rate used in the calculation of deferred tax assets in 2016 for two subsidiaries (JA Wafer R&D and JA Hefei Technology) to reflect the decrease of tax rate due to their recognition as ANTE, which resulted in the reduction of previously disclosed deferred tax asset benefit (gross amount). Deferred tax assets for one subsidiary (JA Wafer R&D) have been fully provided for valuation allowance in both 2016 and 2015.  The corresponding reversal of valuation allowance has been included in the line of valuation allowance.

Schedule of aggregate amount and per share effect of tax holiday

	For the year ended	For the year ended	For the year ended
	December 31, 2014	December 31, 2015	December 31, 2016
The aggregate amount of effect	43,405	58,194	70,653
Per share effect-basic	0.18	0.24	0.30
Per share effect-diluted	0.18	0.24	0.30